Long-Term Debt (Tables)	12 Months Ended
Sep. 30, 2011
Long-Term Debt
Schedule Of Long-Term Debt

	September 30, 2011	September 30, 2010
2007 credit facility, bearing interest (market adjustable) at approximately 1.1% per annum at September 30, 2010	$—	$180,000
2008 credit facility, bearing interest (market adjustable) at approximately 1.8% per annum at September 30, 2010	$—	$50,000
2011 credit facility bearing interest (market adjustable) at approxiamtely 3.1% per annum at September 30, 2011	$520,000	$—

	$520,000	$230,000